GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL GROWTH FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.69%
38,000	Koninklijke DSM NV	$ 6,256,038
15,928	Linde PLC	3,792,935
74,143	Symrise AG	10,240,877
130,000	Umicore SA	5,407,320
		25,697,170
Communications — 8.40%
15,344	Alibaba Group Holding Ltd Sponsored ADR(a)	4,510,829
1,160,000	Ascential PLC(a)	4,398,823
115,000	CyberAgent Inc	7,101,427
45,744	Delivery Hero SE(a)(b)	5,248,664
3,800	MercadoLibre Inc(a)	4,113,424
4,000	Shopify Inc Class A(a)	4,091,880
16,105	Spotify Technology SA(a)	3,906,590
67,700	Tencent Holdings Ltd	4,572,687
		37,944,324
Consumer, Cyclical — 10.97%
16,880	adidas AG(a)	5,451,296
1,700,000	boohoo Group PLC(a)	8,204,947
100,000	CTS Eventim AG & Co KGaA(a)(c)	4,833,346
60,000	Ferguson PLC	6,036,311
63,821	InterContinental Hotels Group PLC(a)(c)	3,349,191
16,713	LVMH Moet Hennessy Louis Vuitton SE	7,820,069
17,500	Shimano Inc	3,454,416
75,700	Sony Corp	5,801,802
48,865	Zalando SE(a)(b)	4,565,478
		49,516,856
Consumer, Non-Cyclical — 33.39%
6,103	Adyen NV(a)(b)	11,256,951
80,000	Alcon Inc(a)	4,535,657
75,000	Amadeus IT Group SA	4,165,227
13,043	Argenx SE(a)	3,445,543
31,868	Beiersdorf AG(c)	3,618,232
42,000	Cochlear Ltd	6,000,484
58,333	CSL Ltd	12,049,667
173,041	Diageo PLC	5,942,642
160,000	Experian PLC	6,009,869
23,426	Genmab A/S(a)	8,501,426
90,000	GN Store Nord A/S	6,780,311
160,000	Hikma Pharmaceuticals PLC	5,360,725
225,867	IDP Education Ltd	3,109,370
50,734	Intertek Group PLC	4,138,434
53,000	Kao Corp	3,978,751
10,064	Lonza Group AG	6,210,852
19,416	L'Oreal SA	6,318,568
133,208	Nestle SA	15,853,356
113,177	Novo Nordisk A/S Class B	7,841,422
195,952	RELX PLC	4,360,270
33,768	Roche Holding AG	11,566,910
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
171,283	Smith & Nephew PLC	$ 3,354,230
15,000	Sysmex Corp	1,435,230
65,000	TAL Education Group ADR(a)	4,942,600
		150,776,727
Financial — 12.02%
738,800	AIA Group Ltd	7,343,744
53,050	Deutsche Boerse AG	9,300,797
400,000	FinecoBank Banca Fineco SpA(a)	5,509,520
62,772	HDFC Bank Ltd ADR(a)	3,136,089
125,700	Hong Kong Exchanges & Clearing Ltd	5,917,138
280,000	Intermediate Capital Group PLC	4,302,774
80,000	KBC Group NV	4,011,711
45,602	London Stock Exchange Group PLC	5,230,165
3,447	Partners Group Holding AG	3,170,565
275,500	Ping An Insurance Group Co of China Ltd Class H	2,859,924
51,207	Vonovia SE(a)	3,510,413
		54,292,840
Industrial — 13.40%
161,813	Assa Abloy AB Class B	3,783,207
101,081	Atlas Copco AB Class A	4,819,420
123,807	Cellnex Telecom SA(b)	7,515,459
28,600	Daikin Industries Ltd	5,284,546
45,000	DSV Panalpina A/S	7,299,143
46,100	Hoya Corp	5,205,443
14,600	Keyence Corp	6,825,198
53,152	Kone OYJ Class B	4,666,959
35,000	MTU Aero Engines AG	5,802,009
45,992	Safran SA(a)	4,525,047
8,600	SMC Corp	4,797,396
		60,523,827
Technology — 13.46%
39,566	ASML Holding NV	14,614,700
85,000	AVEVA Group PLC(c)	5,241,595
52,000	CyberArk Software Ltd(a)	5,377,840
230,000	Keywords Studios PLC(c)	6,452,037
575,000	Sage Group PLC	5,342,123
91,919	SAP SE	14,313,542
31,922	Sea Ltd ADR(a)	4,917,265
55,637	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	4,510,492
		60,769,594

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL GROWTH FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
Utilities — 1.01%
33,103	Orsted A/S(b)	$ 4,563,594
TOTAL COMMON STOCK — 98.34% (Cost $325,516,508)		$444,084,932
PREFERRED STOCK
Industrial — 0.51%
5,634	Sartorius AG	2,309,246
TOTAL PREFERRED STOCK — 0.51% (Cost $1,711,785)		$2,309,246
GOVERNMENT MONEY MARKET MUTUAL FUNDS
50,000	Goldman Sachs Financial Square Government Fund Institutional Class(d), 0.00%(e)	50,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.01% (Cost $50,000)		$50,000
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.98%
$4,400,000	Federal Home Loan Bank 0.01%, 10/01/2020	4,400,000
Repurchase Agreements — 2.43%
2,618,879	Undivided interest of 10.43% in a repurchase agreement (principal amount/value $25,108,292 with a maturity value of $25,108,348) with Bank of America Securities Inc, 0.08%, dated 9/30/20 to be repurchased at $2,618,879 on 10/1/20 collateralized by various U.S. Government Agency securities, 0.00% - 5.00%, 3/1/36 - 5/1/58, with a value of $25,610,458.(d)	2,618,879
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 501,293	Undivided interest of 13.65% in a repurchase agreement (principal amount/value $3,671,697 with a maturity value of $3,671,703) with Scotia Capital (USA) Inc, 0.06%, dated 9/30/20 to be repurchased at $501,293 on 10/1/20 collateralized by U.S. Treasury securities, 0.00% - 3.00%, 11/24/20 - 2/15/49, with a value of $3,745,138.(d)	$ 501,293
2,618,879	Undivided interest of 3.71% in a repurchase agreement (principal amount/value $70,568,076 with a maturity value of $70,568,233) with RBC Capital Markets Corp, 0.08%, dated 9/30/20 to be repurchased at $2,618,879 on 10/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.50%, 10/27/20 - 7/15/61, with a value of $71,979,437.(d)	2,618,879
2,618,879	Undivided interest of 3.76% in a repurchase agreement (principal amount/value $69,723,260 with a maturity value of $69,723,415) with Citigroup Global Markets Inc, 0.08%, dated 9/30/20 to be repurchased at $2,618,879 on 10/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 4.63%, 11/27/20 - 11/1/59, with a value of $71,117,729.(d)	2,618,879

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL GROWTH FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$2,618,879	Undivided interest of 3.87% in a repurchase agreement (principal amount/value $67,661,258 with a maturity value of $67,661,408) with HSBC Securities (USA) Inc, 0.08%, dated 9/30/20 to be repurchased at $2,618,879 on 10/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.00%, 11/1/26 - 8/1/50, with a value of $69,014,483.(d)	$ 2,618,879
		10,976,809
TOTAL SHORT TERM INVESTMENTS — 3.41% (Cost $15,376,809)		$15,376,809
TOTAL INVESTMENTS — 102.27% (Cost $342,655,102)		$461,820,987
OTHER ASSETS & LIABILITIES, NET — (2.27)%		$(10,241,754)
TOTAL NET ASSETS — 100.00%		$451,579,233
(a)	Non-income producing security.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	All or a portion of the security is on loan at September 30, 2020.
(d)	Collateral received for securities on loan.
(e)	Rate shown is the 7-day yield as of September 30, 2020.
ADR	American Depositary Receipt
See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL GROWTH FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Summary of Investments by Country as of September 30, 2020.
Country	Fair Value	Percentage of Fund Investments
United Kingdom	$77,724,138	16.83%
Germany	69,193,901	14.98
Japan	43,884,209	9.50
Switzerland	41,337,339	8.95
Netherlands	35,573,232	7.70
Denmark	34,985,896	7.58
Australia	21,159,521	4.58
United States	20,344,074	4.41
France	18,663,684	4.04
China	16,886,040	3.66
Hong Kong	13,260,882	2.87
Sweden	12,509,217	2.71
Spain	11,680,685	2.53
Belgium	9,419,030	2.04
Italy	5,509,520	1.19
Israel	5,377,840	1.16
Finland	4,666,959	1.01
Taiwan	4,510,492	0.98
Argentina	4,113,424	0.89
Canada	4,091,880	0.89
Ireland	3,792,935	0.82
India	3,136,089	0.68
Total	$461,820,987	100.00%
See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2020

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2020, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$49,751,981	$394,332,951	$—	$444,084,932
Preferred Stock	—	2,309,246	—	2,309,246
Government Money Market Mutual Funds	50,000	—	—	50,000
Short Term Investments	—	15,376,809	—	15,376,809
Total Assets	$49,801,981	$412,019,006	$0	$461,820,987
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 30, 2020